S000006723 [Member] Investment Objectives and Goals - Limited Maturity Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LIMITED MATURITY BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Limited Maturity Bond Fund (the “Fund”) seeks to maximize total return consistent with preservation of capital.